Business and Asset Acquisitions - Schedule of Consideration Transferred and Fair Value of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands			12 Months Ended
	Sep. 16, 2019	Jul. 01, 2017	Dec. 31, 2018	Jun. 30, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Cash paid			$ 51,390
Contingent consideration			5,350
Promissory note			3,368
Due to seller			3,637
Total consideration			63,745
Cash			3,633
Location contracts acquired			55,142
Goodwill			0	$ 34,511	$ 34,511
Total assets acquired			63,745
Video game terminals and equipment
Business Acquisition [Line Items]
Property and equipment			3,515
Amusement and other equipment
Business Acquisition [Line Items]
Property and equipment			1,455
Grand River
Business Acquisition [Line Items]
Cash paid	$ 106,578
Contingent consideration	7,136
Total consideration	113,714
Cash	8,861
Location contracts acquired	53,200
Property and equipment	18,000
Goodwill	34,511			$ 34,500	$ 34,500
Total assets acquired	115,748
Accounts payable assumed	(532)
Accrued expenses assumed	(1,502)
Net assets acquired	113,714
Grand River | Land
Business Acquisition [Line Items]
Property and equipment	28
Grand River | Building
Business Acquisition [Line Items]
Property and equipment	548
Grand River | Vehicles
Business Acquisition [Line Items]
Property and equipment	$ 600
Quad B
Business Acquisition [Line Items]
Cash paid			610
Contingent consideration			0
Promissory note			0
Due to seller			0
Total consideration			610
Cash			0
Location contracts acquired			138
Total assets acquired			610
Quad B | Video game terminals and equipment
Business Acquisition [Line Items]
Property and equipment			0
Quad B | Amusement and other equipment
Business Acquisition [Line Items]
Property and equipment			472
Skyhigh
Business Acquisition [Line Items]
Cash paid			9,268
Contingent consideration			4,324
Promissory note			0
Due to seller			618
Total consideration			14,210
Cash			1,126
Location contracts acquired			12,519
Total assets acquired			14,210
Skyhigh | Video game terminals and equipment
Business Acquisition [Line Items]
Property and equipment			506
Skyhigh | Amusement and other equipment
Business Acquisition [Line Items]
Property and equipment			59
G3
Business Acquisition [Line Items]
Cash paid			36,500
Contingent consideration			1,026
Promissory note			0
Due to seller			3,019
Total consideration			40,545
Cash			2,507
Location contracts acquired			34,825
Total assets acquired			40,545
G3 | Video game terminals and equipment
Business Acquisition [Line Items]
Property and equipment			3,009
G3 | Amusement and other equipment
Business Acquisition [Line Items]
Property and equipment			204
Mike's Amusement
Business Acquisition [Line Items]
Cash paid			3,500
Contingent consideration			0
Promissory note			0
Due to seller			0
Total consideration			3,500
Cash			0
Location contracts acquired			3,080
Total assets acquired			3,500
Mike's Amusement | Video game terminals and equipment
Business Acquisition [Line Items]
Property and equipment			0
Mike's Amusement | Amusement and other equipment
Business Acquisition [Line Items]
Property and equipment			420
Family Amusement
Business Acquisition [Line Items]
Cash paid			1,512
Contingent consideration			0
Promissory note			3,368
Due to seller			0
Total consideration			4,880
Cash			0
Location contracts acquired			4,580
Total assets acquired			4,880
Family Amusement | Video game terminals and equipment
Business Acquisition [Line Items]
Property and equipment			0
Family Amusement | Amusement and other equipment
Business Acquisition [Line Items]
Property and equipment			$ 300
Fair Share Gaming
Business Acquisition [Line Items]
Cash paid		$ 48,000
Issuance of common stock to seller		10,794
Contingent stock consideration		3,675
Contingent consideration		595
Due to seller		2,055
Total consideration		65,119
Cash		4,926
Location contracts acquired		52,716
Total assets acquired		65,279
Accrued expenses assumed		(160)
Net assets acquired		65,119
Fair Share Gaming | Vehicles
Business Acquisition [Line Items]
Property and equipment		126
Fair Share Gaming | Video game terminals and equipment
Business Acquisition [Line Items]
Property and equipment		6,363
Fair Share Gaming | Amusement and other equipment
Business Acquisition [Line Items]
Property and equipment		$ 1,148